Trade and Other Receivables - Summary of Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
BC Card Co., Ltd. [member]
Disclosure of financial assets [line items]
Settlement receivable included in other receivables	₩ 1,970,895	₩ 2,696,505